SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 USD ($)
Working capital	¥ (46,899,000)
Net cash used in the operating activities	(35,505,000)	$ (5,439,000)	¥ 26,291,000	¥ (228,368,000)
Net income	250,066,000	$ 38,325,000	527,185,000	611,758,000
Shareholders' deficit	(461,623,000)		(741,854,000)		$ (70,747,000)
Cash and cash equivalents	¥ 117,320,000		¥ 122,149,000	¥ 41,441,000	$ 17,980,000
VIEs percentage of Group's consolidated revenue	48.00%	48.00%	96.00%	100.00%
VIEs percentage of consolidated total assets	12.00%	12.00%	52.00%
VIEs percentage of consolidated total liabilities	86.00%	86.00%	95.00%
Convenience translation rate per US$1.00	6.5250				6.5250
Value added tax rate	6.00%	6.00%
Value added tax amount	¥ 92,161,000		¥ 168,763,000	¥ 298,720,000
Deferred Revenue			55,689,000
Service fees	23,815,000		174,191,000	242,513,000
Refund liabilities	(180,104,000)	$ (27,602,000)	15,505,000	(71,613,000)
Employee defined contribution plan expense	37,665,000		65,076,000	51,611,000
Advertising expense	21,697,000		26,985,000	25,994,000
Government grants	¥ 6,773,000		¥ 18,722,000	22,465,000
Weighted average remaining lease term	1 year 8 months 12 days		1 year 2 months 12 days		1 year 8 months 12 days
Weighted average discount rate	4.75%		4.75%		4.75%
Retained earnings	¥ (1,266,848,000)		¥ (1,519,731,000)		$ (194,153,000)
Cumulative Effect Adjustment | ASU 2016-02
Retained earnings | $						$ 0
Other Revenue [Member]
Refund liabilities	77,045,000
Accrued Expenses and Other Current Liabilities
Deferred Revenue	4,154,000
Post-origination service
Remaining performance obligations			¥ 182,026,000	¥ 222,735,000
Remaining performance obligations, percentage that will be recognized by the Group over the following 12 months			100.00%	92.00%
CNY
Cash and cash equivalents	¥ 63,197,000		¥ 78,296,000
Cash and Cash Equivalents | Net Assets, Geographic Area | CHINA
Concentration risk, percentage	53.00%	53.00%	64.00%
Customer Concentration Risk | Net Revenue | Customer A
Concentration risk, percentage	17.00%	17.00%
Customer Concentration Risk | Net Revenue | Customer B
Concentration risk, percentage	13.00%	13.00%
Customer Concentration Risk | Accounts Receivable and Contract Assets | Customer A
Concentration risk, percentage	14.00%	14.00%
Customer Concentration Risk | Accounts Receivable and Contract Assets | Customer C
Concentration risk, percentage	24.00%	24.00%
Equity Pledge Agreement
Percentage of equity interest in Jiayin Finance pledged to WFOE	100.00%	100.00%
Exclusive Purchase Agreement Member [Member] | Shanghai Kunjia Technology Co., Ltd. ("Shanghai Kunjia" or "WFOE") [Member]
Consideration of purchase	¥ 1
Effective time period of agreement	10 years	10 years
Payment Guarantee [Member]
Guarantee obligations	¥ 1,586,610,000		¥ 487,216,000